PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 135,200	$ 88,607
Cost of property and equipment held under capital lease	237,335	237,858
Accumulated depreciation and amortization of property and equipment held under capital lease	$ 39,214	$ 26,438